Summary of Earnings Per Share (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Basic earnings per share
Net income attributable to common shareholders	$ 17,170	$ 14,049
Weighted-average number of common shares outstanding (millions)	1,810.5	1,817.7
Basic earnings per share (Canadian dollars)	$ 9.48	$ 7.73
Diluted earnings per share
Net income available to common shareholders including impact of dilutive securities	$ 17,170	$ 14,049
Stock options potentially exercisable (millions)1	3.1	2.5
Weighted-average number of common shares outstanding – diluted (millions)	1,813.6	1,820.2
Diluted earnings per share (Canadian dollars)1	$ 9.47	$ 7.72
Average outstanding options excluded from calculation of diluted earnings per share	2.1	0.0
Weighted Average Exercise Price of Average Share Options Outstanding Excluded From Calculation of Earnings Per Share	$ 95.33